Contract Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [Abstract]
Aggregated amount of the transaction price allocated to the remaining performance obligation	¥ 3,331	¥ 3,711